Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income taxes calculated at the Canadian statutory rate	$ 5,857	$ 11,344
Non-deductible expenses	(2,206)	2,087
Changes in unrecognized tax benefits	73	(5,646)
Effect of tax rates in foreign jurisdictions	18,804	16,002
Changes in tax rates and other	3,570	2,553
Income tax expense - current	$ 26,098	$ 26,340